Gold loan payable and gold in trust (Details Narrative)		12 Months Ended
	May 14, 2019 USD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	May 14, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Borrowings, metals, noncurrent		$ 3,929,015	$ 3,227,545
Net gains (losses) on change in fair value of derivatives		110,177	(18,156)	$ 44,049
Change in fair value through profit & loss		(110,177)	18,156	(44,049)
Trust assets, metals		$ 974,397	$ 915,995
Gold loan derivative instruments [member]
IfrsStatementLineItems [Line Items]
Deriviative liability, assumptions, expected life (Year)	5 years	1 year 3 months	2 years 3 months
Derivative liability, assumptions, risk-free interest rate	1.57%	4.00%	1.23%
Derivative liability, assumptions, expected volatility	11.06%	11.57%	15.63%
Net gains (losses) on change in fair value of derivatives		$ 110,177	$ (18,156)
Change in fair value through profit & loss		(110,177)	18,156
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued (in shares) | shares	500,000
Warrants, exercise price (in CAD per share) | $ / shares					$ 1.50
Warrants, fair value					$ 50,000
Warrants, valuation assumptions, expected life (Year)	5 years
Risk free interest rate, warrants granted	1.54%
Expected dividend, warrants granted	0.00%
Description of expected volatility warrants granted	44.25%
Gold loan [member]
IfrsStatementLineItems [Line Items]
Loan payable, ounces, loaned to company	1,597				1,597
Borrowings, metals, noncurrent	$ 2,072,060	$ 3,929,015	$ 3,227,545	$ 2,842,756	$ 2,790,858
Loan payable, extension period (Year)	2 years
Loan payable, gold delivery payments per month, ounces	100
Borrowings, interest rate	10.00%				10.00%
Borrowings, standby fee	1.00%				1.00%
Loans payable, ounces of gold		397	397	397
Trust assets, metals		$ 974,397	$ 915,995	$ 955,781
Proceeds from sale of trust asset			$ 818,360
Sale of trust assets, ounce of gold			400
Realized gain (loss) on sale of trust asset			$ 19,413